Loans Held for Investment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Noncommercial segment Loans	$ 17.6	$ 26.1
Accruing Loans 90 or More Days Past Due
Restructured loans	6.4	6.8
Restructured loans included in impaired loans	6.4	6.8
Carrying value of foreclosed properties	7.2	8.7
Amount pledged to borrowings at Federal Home Loan Bank	150.4	137.2
Amount pledged to borrowings at Federal Reserve Bank	$ 150.4	$ 137.2
Mortgage Loans on Real Estate [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Concentrations of Loans as Percentage of Net Loans	44.29%
Commercial Loans [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Concentrations of Loans as Percentage of Net Loans	52.37%